As filed with the Securities and Exchange Commission on August 20, 1997


                                       Registration No. 2-64015
=================================================================
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549


                 POST-EFFECTIVE AMENDMENT NO. 17

                              to

                           FORM S-6


            FOR REGISTRATION UNDER THE SECURITIES ACT
            OF 1933 OF SECURITIES OF UNIT INVESTMENT
                TRUSTS REGISTERED ON FORM N-8B-2

A.  Exact name of trust:

               THE TAX-EXEMPT BOND FUND OF VIRGINIA,
                           SECOND SERIES

B.  Name of depositor:

                       CRAIGIE INCORPORATED

C.  Complete address of depositor's principal executive offices:

                       CRAIGIE INCORPORATED
                       823 East Main Street
                     Richmond, Virginia  23219

D.  Name and complete address of agents for service:

     ALLEN MEAD FERGUSON                JOHN THOMAS WEST, IV
     Chairman                           President
     Craigie Incorporated               Craigie Incorporated
     823 East Main Street               823 East Main Street
     Richmond, Virginia 23219           Richmond, Virginia 23219

                            Copies to:

                       C. PORTER VAUGHAN, III
                         Hunton & Williams
                       951 East Byrd Street
                      Richmond, Virginia 23219
                      ________________________

(X)  It is proposed that this filing will become effective
     immediately upon filing pursuant to paragraph (b) of
     Rule 485.
=================================================================

       THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

                    Cross-Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instructions as to the Prospectus in Form S-6)


    Form N-8B-2                                   Form S-6
    Item Number                             Heading in Prospectus

              I.  Organization and General Information

 1.  (a)  Name of trust....................)
     (b)  Title of securities used.........)  Prospectus, Part I, front cover

 2.  Name and address of each depositor....)
 3.  Name and address of trustee...........)  Prospectus, Part I, rear cover

 4.  Name and address of principal
     underwriters...........................  Prospectus, Part I, rear cover

 5.  State of organization of trust.........  Objectives and
                                              Organization of
                                              the Fund

 6.  Execution and termination of...........  Objectives and
     trust agreement                          Organization of
                                              the Fund; Amendment
                                              and Termination of
                                              Agreement

 7.  Changes of name.......................)
 8.  Fiscal year...........................)          *
 9.  Litigation............................)

II.  General Description of the Trust and Securities of the Trust

10.  (a)  Registered or bearer
          securities.......................  Description of
                                             Certificate
     (b)  Cumulative or distributive
          securities.......................  Objectives and
                                             Organization of the
                                             Fund; Interest and
                                             Estimated Current
                                             Return
     (c)  Redemption.......................  Information
                                             Regarding the Fund,
                                             Part I; Market for
                                             Units; Redemption


__________
* Inapplicable, answer negative or not required

    Form N-8B-2                                  Form S-6
    Item Number                             Heading in Prospectus

     (d)  Conversion, transfer, etc........  Description of
                                             Certificate;
                                             Market for Units;
                                             Redemption
     (e)  Periodic payment plan............           *
     (f)  Voting rights....................  Rights of
                                             certificateholders
     (g)  Notice of certificateholders.....  Investment
                                             Supervision;
                                             Administration of
                                             the Fund;
                                             Statements to
                                             Certificateholders
     (h)  Consents required................  Rights of
                                             Certificateholders;
                                             Amendment and
                                             Termination
                                             of Agreement
     (i)  Other provisions.................  Tax Status of the
                                             Fund

11.  Type of securities comprising
     units.................................  Prospectus, Part I, front cover;
                                             Information
                                             Regarding the Fund,
                                             Part I; Objectives
                                             and Organization of
                                             the Fund; Portfolio

12.  Certain information regarding
     periodic payment certificates.........           *

13.  (a)  Load, fees, expenses, etc........  Prospectus, Part I, front cover; inside
                                             front cover, Part I;
                                             Summary of Essential
                                             Information, Part I;
                                             Information
                                             Regarding the Fund,
                                             Part I; Public
Offering
                                             Price; Expenses of
                                             the Fund;
                                             Distribution of
                                             Units; Comparison
                                             of Public Offering
                                             Price and
                                             Redemption Price;
                                             Interest and
                                             Estimated current
                                             return; Profits
                                             of Sponsor and
                                             Underwriter
     (b)  Certain information
          regarding periodic
          payment certificates.............             *

     (c)  Certain percentages..............  Prospectus, Part I, inside front cover;
                                             Summary of Essential
                                             Information, Part I;
                                             Public Offering
                                             Price; Estimated
                                             Current Return
     (d)  Certain other fees, etc.,
          payable by holders...............  Description of
                                             Certificate

__________
* Inapplicable, answer negative or not required

    Form N-8B-2                                  Form S-6
    Item Number                             Heading in Prospectus

     (e)  Certain profits receivable
          by depositors, principal
          underwriters, trustee or
          affiliated persons...............  Prospectus, Part I,
                                             front cover;
                                             Information
                                             Regarding the Fund,
                                             Part I; Summary of
                                             Essential
                                             Information, Part I;
                                             Expenses of the
                                             Fund; Distribution
                                             of Units; Public
                                             Offering Price;
                                             Profits of Sponsor
                                             and Underwriter;
                                             Market for Units
     (f)  Ratio of annual charges to
          income...........................           *

14.  Issuance of trust's securities........  Prospectus, Part I, front cover;
                                             Objectives and
                                             Organization of
                                             the Fund;
                                             Description of the
                                             Certificate;
                                             Redemption

15.  Receipt and handling of
     payments from purchasers..............  Objectives and
                                             Organization of the
                                             Fund

16.  Acquisition and disposition of
     underlying securities.................  Prospectus, Part I, front cover;
                                             Objectives and
                                             Organization of the
                                             Fund; Portfolio;
                                             Investment Super-
                                             vision; Redemption

17.  Withdrawal or redemption..............  Information
                                             Regarding the Fund,
                                             Part I; Market for
                                             Units; Redemption;
                                             Comparison of Public
                                             Offering Price and
                                             Redemption Price

18.  (a)  Receipt, custody and
          disposition of income............  Distributions to
                                             Certificateholders;
                                             Statements to
                                             Certificateholders
     (b)  Reinvestment of distributions....           *
     (c)  Reserves or special funds........  Expenses of the Fund
     (d)  Schedule of distributions........  Estimated Current
                                             Return; Summary of
                                             Essential
                                             Information, Part I

19.  Records, accounts and reports.........  Statements to
                                             Certificateholders;
                                             Evaluation of the
                                             Fund; The Trustee

__________
* Inapplicable, answer negative or not required

    Form N-8B-2                                  Form S-6
    Item Number                             Heading in Prospectus

20.  Certain miscellaneous provisions
     of trust agreement
     (a)  Amendment.......................)  Amendment and
                                             Termination of
     (b)  Termination.....................)  Agreement
     (c)  and (d)  Trustee, removal
          and successor....................  The Trustee
     (e)  and (f)  Depositor, removal
          and successors...................  Successor Sponsor

21.  Loans to security holders.............          *

22.  Limitations on liability..............  Limitations on
                                             Liability; Portfolio

23.  Bonding arrangements..................  Additional
                                             Information--Item A

24.  Other material provisions of
     trust agreement......................            *

III.  Organization, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.............  The Sponsor

26.  Fees received by depositor............  See Items 13(a) and
                                             13(e)

27.  Business of depositor.................  The Sponsor

28.  Certain information as to
     officials and affiliated
     persons of depositor..................  Additional
                                             Information--Item B

29.  Voting securities of depositor........            *

30.  Persons controlling depositor.........            *

31.  Payments by depositor for certain
     services rendered to trust...........)
32.  Payment by depositor for certain     )
     other services rendered to trust.....)
33.  Remuneration of employees of         )            *
     depositor for certain services       )
     rendered to trust....................)
34.  Remuneration of other persons for    )
     certain services rendered to trust...)

                  IV.  Distribution and Redemption

35.  Distribution of trust's securities
     by state..............................  Distribution of
                                             Units
__________
* Inapplicable, answer negative or not required

    Form N-8B-2                                   Form S-6
    Item Number                             Heading in Prospectus

36.  Suspension of sales of trust's
     securities...........................)
37.  Revocation of authority to           )             *
     distribute...........................)

38.  (a)  Method of distribution..........)  Distribution of
                                             Units; Market
     (b)  Underwriting agreements.........)  for Units; Public
     (c)  Selling agreements..............)  Offering Price

39.  (a)  Organization of principal
          underwriters....................)
     (b)  N.A.S.D. membership of          )  See Item 25
          principal underwriters..........)

40.  Certain fees received by principal
     underwriters..........................  See Item 26

41.  (a)  Business of principal
          underwriters.....................  See Item 27

     (b)  Branch offices of principal
          underwriters....................)
     (c)  Salesmen of principal           )
          underwriters....................)
42.  Ownership of trust's securities by   )           *
     certain persons......................)

43.  Certain brokerage commissions        )
     received by principal underwriters...)

44.  (a)  Method of valuation..............  Prospectus, Part I, front cover; inside
                                             front cover, Part I;
                                             Summary of Essential
                                             Information, Part I;
                                             Public Offering
                                             Price; Distribution
                                             of Units; Comparison
                                             of Public Offering
                                             Price and Redemption
                                             Price; Evaluation of
                                             the Fund; Expenses
                                             of the Fund
     (b)  Schedule as to offering price....           *
     (c)  Variation in offering price
          to certain persons...............  Distribution of
                                             Units

45.  Suspension of redemption rights.......           *

__________
* Inapplicable, answer negative or not required

    Form N-8B-2                                   Form S-6
    Item Number                             Heading in Prospectus

46.  (a)  Redemption valuation.............  Information
                                             Regarding the Fund,
                                             Part I; Redemption;
                                             Market for Units;
                                             Comparison of Public
                                             Offering Price and
                                             Redemption Price
     (b)  Schedule as to redemption
          price............................           *


47.  Maintenance of position in under-
     lying securities......................  Information
                                             Regarding the Fund,
                                             Part I; Market for
                                             Units; Comparison of
                                             Public Offering
                                             Price and Redemption
                                             Price; Redemption

       V.  Information Concerning the Trustee or Custodian

48.  Organization and regulation
     of trustee............................  The Trustee

49.  Fees and expenses of trustee..........  Summary of Essential
                                             Information
50.  Trustee's lien........................  Part I; Expenses of the Fund;
                                             Distributions to
                                             Certificateholders

  VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's
     securities............................           *

                   VII.  Policy of Registrant

52.  (a)  Provisions of trust agreement
          with respect to selection or
          elimination of underlying
          securities.......................  Prospectus, Part I,
                                             front cover;
                                             Objectives and
                                             Organization of the
                                             Fund; Portfolio;
                                             Schedule of
                                             Investments;
                                             Investment
                                             Supervision;
                                             Redemption; Expenses
                                             of the Fund
     (b)  Transactions involving
          elimination of underlying
          securities......................)
     (c)  Policy regarding substitution or
          elimination of underlying
          securities......................)  Portfolio;
                                             Investment
                                             Supervision
     (d)  Fundamental policy not
          otherwise covered...............)
__________
* Inapplicable, answer negative or not required

    Form N-8B-2                                  Form S-6
    Item Number                             Heading in Prospectus

53.  Tax status of Trust...................  Prospectus, Part I, front cover; Tax
                                             Status of the Fund

           VIII.  Financial and Statistical Information

54.  Trust's securities during
     last ten years.........................
55.)
56.) Certain information regarding periodic           *
57.) payment certificates
58.)

59.) Financial statements (Instruction 1(c)
     to Form S-6)...........................          *

__________
* Inapplicable, answer negative or not required

     NOTE: Part I of this Prospectus may not be distributed
                  unless accompanied by Part II

              THE TAX-EXEMPT BOND FUND OF VIRGINIA



                                              Prospectus, Part I,
                                              dated May 16, 1997


The Fund


     The Tax-Exempt Bond Fund of Virginia, Second Series (the "Fund") is a unit investment trust formed for the purpose of gaining interest income free from Federal and Virginia income taxes while conserving capital through a diversified investment in tax-exempt bonds. The Bonds in the portfolio of the Fund consist of obligations of political subdivisions, public authorities and agencies of the Commonwealth of Virginia that were rated "A" or better by Standard & Poor's Corporation or by Moody's Investors Service, Inc. on the date of deposit. All bonds deposited in the Fund were accompanied by copies of opinions of recognized bond counsel to the effect that interest thereon is exempt from all present Federal and Virginia income taxes, except in certain instances depending on the Certificateholder. In the opinion of counsel, such interest is not taxable to the Fund and, with certain exceptions, is exempt to Certificateholders from all present Federal and Virginia income taxes, but may be subject to taxation by localities and states other than Virginia. Capital gains, if any, will be subject to Federal income taxes and may be subject to Virginia income taxes to Certificateholders. (See "Tax Status of the Fund" in Part II). Payment of interest and conservation of capital are necessarily dependent upon the continuing ability of the issuers of the bonds to meet their obligations. Each Unit of interest ("Unit") at May 16, 1997 represented a 1/4,353th fractional undivided interest in the $1,850,000 principal amount of the Bonds and net income of the Fund in the ratio of 2.35 Units for each $1,000 par value of the bonds in the Fund. For a summary of information about the composition of the portfolio, see "Information Regarding the Fund" on page F-5.


     The Units being offered by this Prospectus are issued and outstanding Units that have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The Units are being offered at the Public Offering Price plus interest accrued to the date of settlement. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale will be received by the Fund.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
      BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE
         COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
           OF THIS PROSPECTUS.  ANY REPRESENTATION TO
               THE CONTRARY IS A CRIMINAL OFFENSE.


                       ____________________

Sponsor:               Craigie Incorporated
                       ____________________

Public Offering Price

        Units are offered at the Public Offering Price, plus accrued interest. The Public Offering Price per Unit is equal to the aggregate offering price of the underlying Bonds in the Fund's portfolio, divided by the number of Units outstanding, plus an amount equal to 4.439% thereof, resulting in a sales charge equal to 4.25% of the Public Offering Price. (See "Public Offering Price" in Part II). At May 16, 1997 the Public Offering Price was $453.77 plus accrued interest to expected date of settlement (three business days after such date) of $5.96, or a total of $459.73. The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from this price in accordance with fluctuations in the prices of the underlying Bonds. If the Bonds were available for direct purchase, the purchase prices thereof would not include the sales charge included in the Public Offering Price.

Estimated Current Return

        Estimated Current Return per Unit, which was 5.91% on May 16, 1997, is calculated by dividing net annual interest income per Unit by the Public Offering Price. Since net interest income will vary with changes in the expenses of the Fund and as Bonds are redeemed, paid, sold or exchanged and the Public Offering Price will vary with fluctuations in prices of the underlying Bonds, there can be no guarantee that the Estimated Current Return as of a particular date will be realized in the future.

        On January 1, April 1, July 1 and October 1 of 1992 the Fund distributed to Certificateholders interest income of $11.29 per Unit; on January 1, April 1, July 1 and October 1 of 1993, the Fund distributed to Certificateholders interest income of $9.48 per Unit; on January 1, April 1, July 1 and October 1 of 1994, the Fund distributed to Certificateholders interest income of $7.20 per Unit; on January 1, April 1, July 1 and October 1 of 1995, the Fund distributed to Certificateholders interest income of $6.82 per Unit; and on January 1, April 1, July 1 and October 1 of 1996, the Fund distributed to Certificateholders interest income of $6.74 per Unit.



  Retain both parts of this Prospectus for future reference.

     THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES
              Summary of Essential Information
           As of May 16, 1997, the Evaluation Date

Principal amount of Bonds in Fund     Calculation of Quarterly
  $1,850,000*                          Interest Distribution
                                       per Unit
Number of Units                        Net annual interest per
  4,353                                Unit.............$26.80
                                      Divided by 4......$ 6.70
Fractional Undivided Interest in      Estimated Current Return
  Fund represented by each Unit        based on Public Offering
  1/4,353                              Price (see "The Fund-
                                       Interest and Estimated
                                       Current Return" in
                                       Part II)
Public Offering Price:                  5.91%
  Aggregate Offering Price of         Daily rate at which net
  Underlying Bonds (see                interest accrues per
  Statement of Financial               Unit
  Condition on page D-2)...$1,891,319   $.0744
                                       Record Days
Offering Price per Unit of             The first day of March,
  Underlying Bonds............$434.49  June, September and
                                       December
                                      Distribution Days
Plus 4.439% Sales Charge               The first day of January,
  (Equal to 4.25% of Public            April, July and
  Price)......................$ 19.28  October
                                      Original cost of Securities
Public Offering Price per Unit        Cost of Date of Deposit
  ..........................$453.77**  (October 1, 1978) of
                                       Bonds currently in
Redemption Value per Unit              Fund............$4,846,922
  $432.35***                          Minimum Principal
Sponsor's Repurchase Price             Distribution
  Per Unit                             No distribution need be
  $434.49*                             made from Principal
                                       Account if balance in
                                       Account is less
                                       than $5,000
Excess of Public Offering Price       Trustee's annual fee
  per Unit over Redemption Value       $0.75 per $1,000 principal
  per Unit                             amount of Bonds per year,
    $21.42                             payable quarterly
                                      Evaluator's fee for each
Excess of Public Offering Price        evaluation
  per Unit over Sponsor's Re-           Minimum of $35 plus $0.25
  purchase Price per Unit               for each issue of Bonds
    $19.28                              in excess of 50 issues
                                        (treat separate
Calculation of estimated net            maturities of bonds as
  annual interest per Unit:             separate issues)
  Annual interest income               Evaluation Time
    per Unit....................$26.80  4:00 p.m. New York Time
  Less estimated annual                Minimum value of Fund
    expenses per Unit...........$ 1.41  Trust Agreement may be
  Net annual interest                   terminated if value of
    income per Unit.............$25.39  Fund is less than
                                        $1,000,000

__________

        * On the Date of Deposit the principal amount of Bonds in the Fund was $5,000,000 and the Estimated Current Return at that time was 6.40%.

        ** Exclusive of accrued interest. If Units had been purchased on the Evaluation Date, accrued interest to the settlement date of $5.96 would have been added to the Public
Offering Price.

        *** Exclusive of accrued interest. The aggregate value based on the bid side evaluation of Bonds in the Fund on the Evaluation Date was $1,882,008.10.

       INFORMATION REGARDING THE FUND AT DECEMBER 31, 1996



Number of Issues       General Obligations of a Government Entity
  7                      Number of Issues.....................1
                         Approximate Percentage of
                         Portfolio.........................12.37%

Range of Fixed Maturity  Issues Payable from the Income of a
Dates of Bonds           Specific Project or Authority
06-01-06 through 11-01-21  Number of Issues.....................6
Ratings of Bonds           Description by purpose of issue:
  Issues rated A or better Housing, 2; Transportation, 1;
  by Standard & Poor's     Water and Sewer, 2; Pollution
  Corporation or by        Control, 1; General Obligation, 1.
  Moody's Investors
  Service, Inc...........7


        Housing Authorities. Approximately 54% of the aggregate principal amount of the Bonds consists of obligations of Virginia housing authorities. Because such Bonds are obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects, the ability of such issuers to make debt service payments will be affected by events and conditions affecting finance projects, including, among other things, maintenance of adequate levels of occupancy and rental income, increases in operating expenses, changes in laws and social and economic trends affecting the localities in which the projects are located. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease in subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely affect revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues to pay existing obligations.

        Sponsor's Profits. Cash, if any, made available to the Sponsor prior to a settlement date for the purchase of Units may be used in the Sponsor's business, subject to the limitations of 17 C.F.R. Section 240.15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

        Market for Units. The Sponsor intends to continue to offer to purchase Units of this and other series of The Tax-Exempt Bond Fund of Virginia at prices, subject to change at any time, based upon the offering side evaluation of the Bonds in the Portfolio of this series and other series, but is under no obligation to do so. (See "Market for Units" in Part II.)

                           PART II


     ADDITIONAL INFORMATION NOT INCLUDED IN THE PROSPECTUS


Item A.  Bonding Arrangements of the Depositor.

         The officers, Directors and employees of Craigie
Incorporated are covered under a Broker's Blanket Bond in the amount of $5,000,000 with the Fidelity Deposit Insurance Company of Maryland.


Item B.  Information as to Officials and Affiliated Persons
           of the Depositor.

         The officers and Directors of Craigie Incorporated and certain information as to their ownership of Common Stock (0 par value) of Craigie Incorporated as of December 31, 1996, are set forth below:

                                     Owned           Owned
                                  Beneficially    Beneficially
                                     and of        But Not of
                                     Record         Record
                                  ______________ ______________
                           Title   Amount Percent Amount Percent
Name            Office    of Class   (1)  of Class  (2)  of Class

James A.
Alexander, III  Senior
                Vice
                President
                and
                Director  Common   18,087    2.68  1,457    .61

Richard C.      Vice
Anthony         President Common    2,265     .34    ___    ___

J. Rand         Vice
Baggesen        President Common    3,500     .52    ___    ___

Lynne F.        Assistant
Baldacci        Vice
                President Common      232     .03    ___     ___

Charles C.      Vice
Bassett         President Common    5,622     .83    ___     ___

Timothy M. Behl Vice
                President Common     ___      ___    645     .27

A. Plunket      Vice
Bierne          President Common      20     .003    ___     ___

Horatio A.E.    Vice
Bigelow         President Common     ___      ___    4,001  1.67

John D. Blair   Executive
                Vice
                President
                and
                Director  Common   77,400    11.48  27,113  11.32

Arnold W. Brown Senior
                Vice
                President
                and
                Director  Common    8,194     1.22   7,847   3.28

                                     Owned           Owned
                                  Beneficially    Beneficially
                                     and of        But Not of
                                     Record         Record
                                  ______________ ______________
                           Title   Amount Percent Amount Percent
Name            Office    of Class   (1)  of Class  (2)  of Class


Jeffrey T.      Vice
Catlett         President  Common      28    .004   ___     ___

William T.      Vice
Clarke, Jr.     President  Common   2,571     .38   ___     ___

John J. Conrad  Vice
                President  Common      22    .003    38     .02

Nicholas G.     Vice
Costas          President  Common   6,122     .91    ___     ___

Daniel R. Cox   Vice
                President  Common      32    .005    ___     ___

Vicki W. Davis  Vice
                President  Common     317     .05     34     .01

Earnest A.      Vice
Dettbarn        President  Common     ___     ___    ___     ___

John De Maght   Vice
                President  Common      65    .010    ___     ___

Donald B.      Vice
De Vore        President   Common     183     .03    ___     ___

Mark T. Dillon Vice
               President   Common   1,651     .25    ___     ___

W. Randall     Vice
Dunning        President   Common   1,027     .15    ___     ___

John H. Fenlon Vice
               President   Common     ___     ___    ___     ___

Allen M.       President
Ferguson       and
               Director    Common  96,860   14.37  45,789   19.11

Mary C.        Vice
Ferguson       President   Common     473     .07     329     .14

David G.       Vice
Fischer        President   Common     335     .05     ___     ___

Julian R.      Assistant
FitzGerald     Vice
               President   Common       4   .0006     ___     ___

John F. Garth  Senior Vice
               President   Common   5,065     .75     ___     ___

Philip R.      Vice
Gilboy         President   Common     ___     ___     ___     ___

Holmes Ginn    Vice
               President   Common     685     .10     ___     ___

                                     Owned           Owned
                                  Beneficially    Beneficially
                                     and of        But Not of
                                     Record         Record
                                  ______________ ______________
                           Title   Amount Percent Amount Percent
Name            Office    of Class   (1)  of Class  (2)  of Class


Merlin T. Grim  Senior
                Vice
                President
                and
                Director   Common   2,051    .30      214     .09

Melvin J.       Senior
Harley, Jr.     Vice
                President
                and
                Director   Common  19,670   2.92   16,150    6.74

Cynthia E.      Vice
Harris          President  Common   1,200    .18    7,441    3.11

J. Grier Hudson Vice
                President  Common     300    .04    1,074     .45

Christine A.    Assistant
Hunt            Vice
                President  Common     400    .06      149     .06

Sarah N. Jones  Vice
                President  Common       4    .0006    100     .04

John B. Jung,   Senior
Jr.             Vice
                President
                and
                Director   Common  28,237     4.19  1,308     .55

Robert S.       Vice
Kowalski        President  Common     ___      ___    ___     ___

Harry R.        Vice
Lankenau        President  Common   1,318      .20    ___     ___

Joseph M.       Senior
Lowry, Jr.      Vice
                President
                and
                Director   Common  14,114     2.09   1,796    .75

James L.        Vice
Lynde, Jr.      President  Common     ___      ___   1,722    .72

Frank B. McCann Vice
                President  Common     ___      ___     ___    ___

Richard S.      Vice
Naurath         President  Common     120      .02     941    .39

Pamela J.       Assistant
Patterson       Vice
                President  Common      14     .002     ___    ___

Kimberly J.     Assistant
Perry           Vice
                President  Common      16     .002     ___    ___

H. Elizabeth    Vice
Powell          President  Common   2,245      .33   1,015    .42

George B.       Executive
Pugh, Jr.       Vice
                President
                and
                Director   Common 109,480    16.24  37,398  15.61

Richard M. Reid Vice
                President  Common     674      .10     ___    ___

                                     Owned           Owned
                                  Beneficially    Beneficially
                                     and of        But Not of
                                     Record         Record
                                  ______________ ______________
                           Title   Amount Percent Amount Percent
Name            Office    of Class   (1)  of Class  (2)  of Class


William B.      Executive
Reynolds        Vice
                President
                and
                Director   Common  48,974    7.27  37,985   15.86

Randall B.      Vice
Saufley         President  Common      58    .009     ___     ___

Peter H. Shea   Executive
                Vice
                President
                and
                Director   Common  36,614    5.43   8,267    3.45

Bradley K.      Senior
Smallwood       Vice
                President
                and
                Director   Common  21,387    3.17   3,423    1.43

Thomas D.       Vice
Thalman         President  Common      90     .01     ___     ___

Denise Y.       Assistant
Togger          Vice
                President  Common   3,033     .45      31     .01

Jonathan R.     Senior
Wallace         Vice
                President  Common   4,837     .72     ___     ___

Clay W. Walter  Vice
                President  Common     753     .11     ___     ___

John T. West,   President
IV              and
                Director   Common 124,152   18.42   28,582  11.93

Andrew T. Wiley Vice
                President  Common   1,057     .16      ___    ___

David J.        Vice
Williams        President  Common     192     .03      ___    ___

Geoffrey W.     Vice
Williams        President  Common   6,177     .92      ___    ___

Bradford E.     Vice
Willmore        President  Common     ___     ___      ___    ___

Derrick Wilson  Assistant
                Vice
                President  Common     ___     ___      ___    ___

John W. Wright  Executive
                Vice
                President
                and
                Director   Common  16,386    2.43     4,721  1.97

__________

(1)      Numbers of shares.

(2) Numbers of shares held in an employee stock ownership plan as to which the rights of the respective persons named are vested.

        The business address of all of the foregoing Officers and Directors is 823 East Main Street, Richmond, Virginia 23219, except for Messrs. Daniel R. Cox, David G. Fischer, John F. Garth, Richard M. Reid, Thomas D. Thalman and David J. Williams and Ms. Pamela J. Patterson, whose business address is One First Union Center, Suite 2120, 301 S. College Street, Charlotte, North Carolina 28202. All of the Officers and Directors have been associated with Craigie Incorporated for at least five years, except for the following:

Richard C. Anthony
Timothy M. Behl
A. Plunket Bierne
Earnest A. Dettbarn
Philip R. Gilboy
Robert S. Kowalski
James L. Lynde
Frank B. McCann
David J. Williams
Bradford E. Willmore

             CONTENTS OF REGISTRATION STATEMENT

        This Post-Effective Amendment to the Registration
Statement on Form S-6 comprises the following papers and documents:

        The facing sheet of Form S-6.

        The cross-reference sheet.

        The Prospectus.

        Additional information.

        Written consent of independent certified public accountants.

                        SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, the registrant, The Tax-Exempt Bond Fund of Virginia, Second Series, certifies that it meets all of the requirements for effectiveness of this Amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Richmond and State of Virginia on the 16th day of May, 1997.


                              THE TAX-EXEMPT BOND FUND OF
                               VIRGINIA, SECOND SERIES
                                (Registrant)

                              By: CRAIGIE INCORPORATED
                                   (Depositor)



                              By:/s/ John Thomas West, IV
                                 John Thomas West, IV
                                 President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of May, 1997.


          Signature                              Title


/s/ James T. Alexander, III              Director
     James T. Alexander, III

/s/ John D. Blair                        Director
     John D. Blair

/s/ Allen M. Ferguson                    Director
     Allen M. Ferguson

/s/ Melvin J. Harley, Jr.                Director
     Melvin J. Harley, Jr.

/s/ John B. Jung, Jr.                    Director
     John B. Jung, Jr.

/s/ Joseph M. Lowry, Jr.                 Director
     Joseph M. Lowry, Jr.

/s/ George B. Pugh, Jr.                  Director
     George B. Pugh, Jr.

/s/ William B. Reynolds                  Director
     William B. Reynolds

/s/ Peter H. Shea                        Director
     Peter H. Shea

/s/ Bradley K. Smallwood                 Director
     Bradley K. Smallwood

/s/ John T. West, IV                     Director
     John T. West, IV

       CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Tax-Exempt Bond Fund of
Virginia, Second Series

       As independent certified public accountants, we hereby consent to the use in Post-Effective Amendment No. 17 to Registration Statement No. 2-64015 of our report, dated
May 29, 1997 and to the reference to our firm under the caption
"Auditors" in the Prospectus that is part of the Amendment.



                                  TERRY, HAGEN & ATWOOD, P.C.


Richmond, Virginia
August 19, 1997

                   INDEPENDENT AUDITOR'S REPORT



The Sponsors, Trustee and Unit Holders of
The Tax-Exempt Bond Fund of Virginia, Second Series

     We have audited the accompanying statement of assets and liabilities of The Tax-Exempt Bond Fund of Virginia, Second Series, including the schedule of portfolio investments, as of December 31, 1996 and the related statements of operations and changes in net assets for each of the three years in the period then ended, and selected per unit data and ratios for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of Virginia, Second Series, as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the three years in the period then ended, and selected per unit data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.



TERRY, HAGEN & ATWOOD, P.C.

Richmond, Virginia
May 29, 1997

       THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

               Statement of Assets and Liabilities

                        December 31, 1996



                   T R U S T   P R O P E R T Y



Assets
Investment in securities at market
value (cost $1,789,125) (Note 1)                  $1,901,475
Interest receivable                                   43,281

Total assets                                       1,944,756


          L I A B I L I T I E S  A N D  N E T  A S S E T S


Liabilities
Distribution payable (Note 2)                         29,209
  Accounts payable                                    12,867

Total liabilities                                     42,076


Net assets
Balance applicable to 4,353 units of fractional
undivided interest outstanding: (Note 4)
  Capital, plus unrealized appreciation of
    investments of $112,350                        1,900,985
  Balance of distributable funds (applicable
    to unit holders)                                   1,695

Net assets                                        $1,902,680


Value per unit (4,353 units)                      $   437.10



                 See Notes to Financial Statements

        THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

     Schedule of Portfolio Investments as of December 31, 1996


 Aggregate      Name of Issuer                Coupon   Maturity
 Principal    and Title of Bond   Ratings(1)   Rate     Dates

$  500,000    Virginia Housing
              Development
              Authority, Multi-
              Family Mortgage
              Bonds, 1978 Series B    AA+      6.700%  11-1-2021

   100,000    Harrisonburg-
              Rockingham Regional
              Sewer Authority
              (Virginia), Sewer
              Revenue Bonds, Series
              A (Harrisonburg,
              Bridgewater and Dayton
              Guaranteed)             A+       5.875%   7-1-2007

   230,000    City of Harrisonburg,
              Virginia, Elderly
              Housing Facility
              General Obligation
              Bonds, Series of 1979    A       6.500%   2-1-2010

   205,000    Richmond Metropolitan
              Authority, Expressway
              Revenue Refunding Bonds,
              Series of 1973           A       5.400%   1-15-2013

   245,000    Fairfax County Water
              Authority (Virginia),
              Water Revenue Refunding
              Bonds, Series 1977      AAA*     5.800%   1-1-2016

             Redemption                               Current
             Provisions               Cost           Evaluation

          11-01-99 @ 100-S.F.      $  486,300         $ 508,185


                                       93,180           103,871


                                      233,059           231,023


                                      170,703           203,052


                                      221,137           251,681





                    See Notes to Financial Statements

            THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

       Schedule of Portfolio Investments as of December 31, 1996
                             (Continued)


 Aggregate      Name of Issuer                Coupon   Maturity
 Principal    and Title of Bond   Ratings(1)   Rate     Dates

 $  80,000   Industrial Development
             Authority of the City
             of Lynchburg, Virginia,
             Industrial Development
             Revenue Bonds (Mead-
             Lynchburg Foundry
             Project), Series
             1976-A                  A3(*)      7.00%   6-1-2006

   500,000   Richmond Redevelopment
             and Housing Authority,
             Richmond, Virginia,
             Revenue Bonds
             (Chippenham Place
             Section 8 Assisted
             Project), Series of
             1979                    A-        7.625%   8-1-2010

$1,860,000


(1) All ratings are by Standard & Poors Corporation except those indicated by (*) which are by Moody's Investors Service, Inc. A brief description of the rating symbols used and their meanings appears in the Prospectus, Part II.

             Redemption                               Current
             Provisions               Cost           Evaluation

                                   $   83,296        $  81,208


         08-01-98 @ 102-Opt.
         08-01-00 @ 100-S.F.          501,450          522,455


                                   $1,789,125       $1,901,475




                     See Notes to Financial Statements

          THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

                         Statements of Operations


                                    Years Ended December 31
                                   1996        1995       1994

Interest income                   $123,541   $124,811   $131,043

Expenses
Trustee's fees (Note 3)              1,661      1,679      1,867
Evaluator's fees (Note 3)            2,081      1,933      2,100
Stationery, printing and postage     1,295      2,005      2,191
Professional fees                    2,677      1,214      3,101

Total expenses                       7,714      6,831      9,259

Investment income - net            115,827    117,980    121,784

Realized and unrealized gain
(loss) on investments
Realized gain from
  securities transactions              498        497     21,567
Unrealized appreciation (depreci-
    ation) during the year       ( 24,284)    118,800  ( 147,707)
Net gain (loss) on investments   ( 23,786)     119,297 ( 126,140)

    Net increase (decrease)
      in net assets resulting
      from operations            $ 92,041    $ 237,277 ($  4,356)





                   See Notes to Financial Statements

         THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

                  Statements of Changes in Net Assets



                                  Years Ended December 31
                                 1996        1995       1994

Increase (decrease) in net
assets from operations
  Investment income - net    $  115,827   $  117,980  $  121,784
  Net realized gain from
    securities sold                 498         497       21,567
  Net unrealized market
    appreciation
    (depreciation)          (    24,284)    118,800  (   147,707)

  Net increase (decrease)
    in net assets resulting
    from operations              92,041     237,277  (     4,356)


Distributions to unit holders
(Note 2)
  Investment income - net       117,183     118,576      125,411
  Proceeds from the
    disposition of
    investments                  20,024      19,980      827,026

  Total distributions           137,207     138,556      952,437

  Increase (decrease) in
    net assets              (    45,166)     98,721   (  956,793)

Net assets
  Beginning of year           1,947,846   1,849,125    2,805,918
  End of year (including
    undistributed net
    investment income of
    $1,198, $2,554 and $3,149,
    for 1996, 1995, and 1994,
    respectively)            $1,902,680  $1,947,846   $1,849,125



                 See Notes to Financial Statements

        THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

                   Notes to Financial Statements


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a Unit Investment Trust. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation

The Fund maintains its books on a cash basis. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record expenses and interest income on the accrual basis.

Securities

Securities are stated at value as determined by the Evaluator as explained under "Public Offering of Units - Evaluation of the Fund" (Prospectus, Part II), based on bid side evaluation. Cost was based on offering side evaluation at the date of deposit. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains and losses from securities transactions are determined for federal income tax and for financial reporting purposes on the basis of the cost of specified certificates. Security transactions are recorded on the trade date.

Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its certificate-holders. Therefore, no income tax provision is required.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could vary from the estimates that were used.

      THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

                 Notes to Financial Statements


NOTE 2 - DISTRIBUTIONS

Net investment income is distributed to unit holders on the first day of each calendar quarter. Such distributions are accrued on the record dates, which are March 1, June 1, September 1, and December 1. The distribution payable at December 31, 1996 amounted to $6.71 per unit. Distributions of principal from the sale or maturation of securities, if any, are made and recorded in the manner described above.


NOTE 3 - TRUSTEE AND EVALUATOR FEES

The Fund pays a fee for services rendered by the Trustee of $.89 per year per $1,000 of outstanding investment principal, payable quarterly, plus expenses. The Fund's Evaluator is paid a fixed fee of $35 for each portfolio valuation plus expenses.


NOTE 4 - ORIGINAL COST TO UNIT HOLDERS

The original cost to unit holders represents the aggregate initial offering price as of the date of deposit exclusive of accrued interest. A reconciliation of the original cost of units to investors to the net amount applicable to investors as of December 31, 1996, is set forth below:

Original cost to investors                  $5,062,060
Plus   Undistributed proceeds from
         securities sold or redeemed                11
       Net unrealized appreciation of
         securities                            112,350
Less   Gross underwriting commissions      (   215,138)
       Cost of securities sold or
         redeemed since date of deposit    ( 3,170,158)

Net amount applicable to investors          $1,789,125

      THE TAX-EXEMPT BOND FUND OF VIRGINIA, SECOND SERIES

                  Notes to Financial Statements


NOTE 5 - SUPPLEMENTARY INFORMATION

Selected data for a unit of the Fund outstanding throughout each period follows:

                   1996      1995      1994     1993      1992

Interest income  $ 28.38   $ 28.67   $ 30.10   $ 40.47   $ 45.34
Expenses            1.77      1.57      2.13      2.14      1.82
Investment income
  - net            26.61     27.10     27.97     38.33     43.52
Income
  distributions (  26.92) (  27.24) (  28.81) (  38.95) (  44.39)
                (    .31) (    .14) (    .84) (    .62) (    .87)

Principal
  distributions (   4.60) (   4.59) ( 189.99) (  13.78) ( 126.46)

Net realized gain
  (loss) and
  change in
  unrealized
  appreciation
  (depreciation)(   5.46)    27.41  (  28.98)    13.51      9.08

Increase (decrease)
  in net asset
  value         (  10.37)    22.68  ( 219.81) (    .89)  (118.25)
Net asset value,
  beginning of
  the period      447.47    424.79    644.60    645.49    763.74
Net asset value,
  end of the
  period,
  including
  distributable
  funds          $437.10   $447.47   $424.79   $644.60   $645.49

Ratios:
  Expense to
    average net
    assets (%)      0.40      0.36      0.40      0.33      0.26
  Net investment
    income to
    average net
    assets (%)      5.97      6.21      5.23      5.94      6.18

THE                                           PROSPECTUS, PART II
TAX-EXEMPT
BOND FUND            Note:  Part II of this Prospectus may not be
OF VIRGINIA          delivered unless accompanied by Part I.

                            THE FUND


Objectives and Organization of the Fund

        The Fund is one of a series of investment companies created by the Sponsor under the name "The Tax-Exempt Bond Fund of Virginia", all of which are similar but each of which is separate and is designated by a different series number.

        The Fund consists of (i) interest bearing obligations of political subdivisions, public authorities and agencies of the Commonwealth of Virginia, the interest on which is exempt to holders thereof, in the opinion of bond counsel for the respective issues, from Federal and Virginia income taxes, (ii) all undistributed interest received or accrued therein and (iii) any undistributed cash realized from the sale, redemption or other disposition of the Bonds.

        On the Evaluation Date set forth in Part I each Unit represented the undivided fractional interest set forth under Summary of Essential Information in Part I. Thereafter, the denominator of the undivided fractional interest may be reduced to the extent of any redeemed Units.

        The Fund was created under the laws of the State of New York pursuant to a Trust Agreement (the "Agreement"), among Craigie Incorporated (the "Sponsor"), Untied States Trust Company of New York, as Trustee (the "Trustee") and Standard & Poor's Corporation (the "Evaluator"). Reference is hereby made to the Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Agreement.

        The Units offered by this Prospectus are issued and outstanding Units that have been reacquired by the Sponsor either by purchase in the open market or by purchase of Units tendered to the Trustee for redemption. No offering is being made on behalf of the Fund and any profit or loss realized on the sale of Units will accrue to the Sponsor.

Portfolio

        The Fund is a unit investment trust formed for the purpose of obtaining tax-exempt income, while conserving capital, through investments in a diversified portfolio (the "Portfolio") of municipal bonds. There is no guarantee that the Fund's objectives will be achieved. The Sponsor has deposited with the Trustee the bonds listed in "Tax Exempt Bond Portfolio" contained in Part I (the "Bonds").

        The selection of the Bonds that comprise the portfolio of the Fund was based largely upon the experience and judgment of the Sponsor. In making such selections, the Sponsor deemed the following requirements, among others, to be of primary importance: (a) a minimum rating of A by the Evaluator or by Moody's Investors Service, Inc.; (b) the price of the Bonds relative to other issues of similar quality and maturity; (c) the diversification as to purpose of issue; and (d) the income to the Certificateholder of the Fund. (See "Description of Bond Ratings" on page 14 hereof.)

        The Sponsor may not alter the portfolio of the Fund except upon the happening of certain extraordinary circumstances. (See "Investment Supervision"). Certain of the Bonds may from time to time be redeemed or will mature in accordance with their terms, and the proceeds from such redemptions and maturities will be distributed to Certificateholders and will not be reinvested. Therefore, no assurance can be given that the Fund will retain its present size and composition for any length of time. Substantially all of the Bonds contained in the Portfolio of the Fund are subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to sinking fund or redemption provisions in their governing instruments. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable bond is one that is subject to redemptions or refunding before maturity at the option of the issuer. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. For information concerning the maturity dates, redemption provisions, and optional call provisions of the Bonds, see "Tax Exempt Bond Portfolio" in Part I.

        Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. In the event that any contract for the purchase of Bonds fails, each Certificateholder of record will receive a refund of his pro rata portion of the sales charge attributable to such contract, together with his pro rata portion of the cash deposited for such purchase. The Sponsor has agreed to direct the Trustee to terminate the Fund if the value of the Fund is less than $1,000,000.

        To the best of the Sponsor's knowledge, there is no litigation pending as of the Evaluation Date with respect to any Bonds that might reasonably be expected to have a material adverse effect on the Fund. At any time after the Evaluation Date, litigation may be instituted on a variety of grounds with respect to the Bonds in the Fund. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Fund.

Interest and Estimated Current Return

        The Net Annual Unit Income of the Fund is computed by dividing the total annual interest income to the Fund, less annual estimated fees and expenses of the Trustee and the Evaluator, as set forth under Expenses of the Fund, by the number of Units outstanding. As of the Evaluation Date, the Fund's Net Annual Unit Income was as set forth under Summary of Essential Information in Part I. The net annual interest income per Unit will change as Bonds are redeemed, paid, sold or exchanged, or as the expenses of the Fund fluctuate.

        Units of the Fund are offered to investors on a "dollar price" basis as distinguished from a "yield price" basis, which is often used in offerings of tax-exempt bonds and involves the computation of yield to maturity of the bonds or to an earlier redemption date. The rate of return on an investment in Units of the Fund is measured in terms of Estimated Current Return, which is computed by dividing the net annual interest income per Unit by the Public Offering Price. At the Evaluation Date, the net annual interest income per Unit divided by the Public Offering Price resulted in an Estimated Current Return stated in Part I. The Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds.

        Because any change in either the net annual interest income per Unit or the Public Offering Price will result in a change in the current return, there can be no guarantee that the Estimated Current Return as of a particular date will be realized in the future.

Tax Status of the Fund

        All Bonds deposited in the Fund were accompanied by copies of opinions of recognized bond counsel to the effect that the interest thereon is exempt from all Federal and Virginia income taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinions except to the extent that Messrs. Hunton & Williams, counsel for the Sponsor, may have served as bond counsel at the time of one or more of such issuances.

        Federal Income Taxes.  In the opinion of Messrs. Hunton &
Williams, counsel for the Sponsor, under existing law:

             1. The Fund is not an "association" taxable as a corporation for Federal income tax purposes under the Internal Revenue Code (the "Code"), and, to the extent that income of the Fund consists of interest excludable from gross income under the Code, such income will be excludable from the gross income of the Certificateholders of the Fund.


             2. Each Certificateholder will be considered (a) the owner of a pro rata portion of the Fund for federal income tax purposes and (b) to have received his pro rata share of Bond interest when it is received by the Fund, and each Certificateholder will have a taxable event when the Fund disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the Certificateholder redeems or sells his Certificates.


             3.  The total tax cost of each Unit to a
        Certificateholder is allocated among each of the Bond issues held in the Fund (in accordance with the proportion of the Fund comprised by each Bond issue) in order to determine his per Unit tax cost for each Bond issue, and the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Bond issue. (To determine the proportion of the Fund comprised by each issue of Bonds in order to compute premiums applicable to such issues, see Aggregate Principal Amount and Cost of Bonds to Fund in the Tax Exempt Bond Portfolio contained in Part I.) Therefore, under some circumstances a Certificateholder may realize taxable gains even if his Units are sold or redeemed for an amount equal to or below his original cost. A Certificateholder will realize gains that will be taxable under Federal income tax laws and may be taxable under Virginia income tax laws if his Units are sold or redeemed for an amount greater than his original cost.


        In the case of certain of the Bonds, the opinions of bond counsel to the respective issuing authorities indicate that although interest on such Bonds is generally exempt from Federal income tax, such Bonds are "industrial development bonds" as that term is defined in Section 103(b)(2) of the Internal Revenue Code of 1954, and interest on such Bonds will not be exempt from Federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or a "related person" within the meaning of Section 103(b)(10) of the Internal Revenue Code of 1954. In the opinion of Messrs. Hunton & Williams, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" will not be tax-exempt. No investigation as to the users or the facilities financed by the Bonds has been made by the Sponsor or its counsel. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.


        From time to time proposals have been introduced before Congress the purpose of which is to restrict or eliminate the Federal income tax exemption for interest on debt obligations similar to the Bonds, and it can be expected that similar proposals may be introduced in the future. The Fund cannot predict what additional legislation, if any, with respect to the tax status of interest on such debt obligations may be proposed by the executive branch or by members of Congress, nor can it predict which proposals, if any, might be enacted, or whether any legislation, if enacted, would apply to the Bonds in the Fund.

        Under Section 265 of the Code, if borrowed funds are used by a holder of Certificates to purchase or carry Units of the Fund, interest on such indebtedness will not be deductible for Federal income tax purposes. Under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Similar rules are applicable for Virginia tax purposes.

        Virginia Income Taxes.  In the opinion of Messrs. Hunton
& Williams, based upon a ruling received by the Fund from the Virginia Department of Taxation, under existing law:

             1. The Fund is not an "association" taxable as a corporation for Virginia income tax purposes with the result that income of the Fund will be treated as income of the Certificateholders.

             2. Interest on the underlying Bonds that is exempt from Virginia income tax when received by the Fund will retain its tax-exempt status in the hands of the Certificateholders.


             3. Certificateholders will realize a taxable event when the Fund disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when a Certificateholder redeems or sells his Certificates, and taxable gains for Federal income tax purposes may result in taxable gain for Virginia income tax purposes.
        Certain Bonds, however, have been issued under acts of the Virginia General Assembly that provide that all income from such Bonds, including any profit made from the sale thereof, shall be free from all taxation by the Commonwealth of Virginia. To the extent any such profit is exempt from Virginia income tax, any such profit received by the Fund will retain its tax-exempt status in the hands of the Certificateholders.


        New York Income Taxes. In the opinion of Messrs. Carter, Ledyard & Milburn, as special counsel for the Fund for New York tax matters, under the income tax laws of the State and City of New York, the Fund is not an "association" taxable as a corporation with the result that the Fund will not be subject to the New York State franchise tax or the New York City general corporation tax. In addition, the income of the Fund will be treated as the income of the Certificateholders under the income tax laws of the State and City of New York, and interest on the underlying Bonds which is exempt from tax under these laws when received by the Fund will retain its status as tax-exempt interest in the hands of Certificateholders. Non-residents of the State or City of New York are not subject to the income tax laws thereof with respect to any interest or gain derived from the Fund or any gain from the sale or other disposition of Certificates.

        The exemption of interest on municipal obligations for Federal, Virginia and New York income tax purposes does not necessarily result in exemption under the income tax laws of any state other than Virginia and New York or any city. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations, and each Certificateholder is advised to consult his own tax advisor as to the status of his Certificates under such state and local tax laws. (See "Statements to Certificateholders").


                      PUBLIC OFFERING OF UNITS

Public Offering Price

        The Public Offering Price per Unit is computed by adding to the aggregate of the offering prices of the Bonds in the Fund (as determined by the Evaluator), divided by the number of Units outstanding, the sales charge set forth under Summary of Essential Information on page F-3 in Part I. A proportionate share of accrued and undistributed interest on the Bonds to the settlement date is added to the Public Offering Price. The Public Offering Price will vary from the amount stated in Part I of this Prospectus in accordance with fluctuations in the prices of the underlying Bonds.

        The aggregate price of the Bonds in the Fund is determined by the Evaluator, (a) on the basis of current offering prices of the Bonds, (b) if offering prices are not available for any particular Bonds, on the basis of current offering prices for comparable bonds, (c) by determining the value of the Bonds on the offer side of the market by appraisal, or (d) by any combination of the above. Such evaluations and computations are made on the last business day of each week as of the Evaluation Time, effective for all sales made during the following week, provided that, if the Evaluator cannot determine that the previous week's evaluation is within one-half point ($5.00 on a Unit representing $1,000 principal amount of underlying Bonds) of the current offering side evaluation of Units, the Sponsor will request a new evaluation with respect to such Units effective for resales and repurchases until the next weekly evaluation.

Comparison of Public Offering Price and Redemption Price

        While the Public Offering Price of Units will be determined on the basis of the current offering prices of the Bonds in the Fund, the Unit Value at which Units may be redeemed (see "Redemption") will be determined on the basis of the current bid prices of such Bonds. On the Evaluation Date the Public Offering Price Per Unit (based on the offering prices of the Bonds in the Fund and including the sales charge) exceeded the Unit Value at which Units could have been redeemed (based upon the current bid prices of the Bonds in the Fund) by the amount shown under Summary of Essential Information. In the past, the bid prices of similar bonds have been lower than the offering prices thereof by as much as 3% or more of principal amount in the case of inactively traded bonds or as little as 1/2 of 1% in the case of actively traded bonds, but the difference between such offering and bid prices has averaged about 1 1/2% to 2% of principal amount. For this reason, among others (including fluctuations in the market prices of the bonds and the fact that the Public Offering Price includes the sales charge set forth under Summary of Essential Information on page F-3 in Part I), the amount realized by a Certificateholder upon any redemption of Units may be less than the price paid by him for such Units.

Market for Units

        The Sponsor now maintains a market for certain other series of The Tax-Exempt Bond Fund of Virginia and continually offers to purchase units of those series at prices based on the offering side evaluation of the bonds in the portfolios of those series.

        As of the date of this Prospectus, although it is under no obligation to do so, the Sponsor intends to maintain a market for Units of this series and continually to offer to purchase such Units at prices, subject to change at any time, based on the aggregate offering prices of the Bonds in the Fund (as determined by the Evaluator). Accordingly, a Certificateholder who wishes to dispose of his Units should inquire of his bank or broker or the Sponsor as to the current market price of the Units prior to making a tender for redemption to the Trustee. The offering price of any Units acquired by the Sponsor will be determined in accordance with the currently effective Prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at prices based on the offering prices of Bonds in the Fund, if the supply of Units exceeds demand, or for other business reasons. In the event that the Sponsor purchases Units in the secondary market at a price below the then current aggregate offering side evaluation of the Bonds in the Fund, such Units will not be resold by the Sponsor in the secondary market.

        In addition, upon the tender of a Certificate to the Trustee for redemption, the Sponsor has the right (exercisable before the close of business on the second business day after the date of such tender) to purchase the Units represented by such Certificate. Any such purchase will be made at a price not less than the Redemption Price. So long as the Sponsor is maintaining a bid in the secondary market in excess of the Redemption Price, the Sponsor will be required by the Trust Agreement to repurchase any Units so tendered. The Sponsor may redeem any Units that it has purchased in the secondary market to the extent that it determines that it is undesirable to hold such Units in its inventory. Factors that the Sponsor will consider in making such a determination will include the number of Units that it has in its inventory, the saleability of such Units, its estimate of the time required to sell such Units and general market conditions.

        The Sponsor intends to continue to qualify Units for sale only in Virginia by the Sponsor and by dealers who are members of the National Association of Securities Dealers, Inc. Sales may be made to dealers at prices which represent a concession from the Public Offering Price of 3% per Unit. The Sponsor, however, reserves the right to change the amount of the concession to dealers from time to time.

Redemption

        A Certificateholder may cause his Unit(s) to be redeemed by tender of the Certificates representing the Units to be redeemed, to the Trustee at its corporate trust office, at 45 Wall Street, New York, New York 10005, and the redemption price of such Units shall be paid by the Trustee on the seventh calendar day following the day on which tender for redemption is received, or if the seventh calendar day is not a business day, on the last business day prior thereto (the "Redemption Date"). Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. Certificateholders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by a national bank or trust company or by a member firm of a national or regional securities exchange. Subject to the payment of any applicable taxes or governmental charges, the amount to be paid on the Redemption Date to a Certificateholder is the Unit Value, determined as set forth below under "Evaluation of the Fund", multiplied by the number of Units represented by the Certificate tendered for redemption (the "Redemption Price"). The Unit Value will be determined as of the next Evaluation Time (as stated under Summary of Essential Information on page F-3 of Part I) following any such tender that occurs on a business day or, if the day of receipt is not a business day, at the Evaluation Time on the next business day following such receipt.

        Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for the redemption of Certificates. Any Certificates redeemed shall be cancelled and any undivided fractional interest in the Fund extinguished. To the extent Bonds are sold, the size and diversity of the Fund will be reduced. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Certificateholder depending on the value of the Bonds in the portfolio at the time of redemption.

        The Trustee is irrevocably authorized, in its discretion, in lieu of redeeming Units tendered for redemption, to sell such Units in the over-the-counter market for the account of tendering Certificateholders at prices that will return to the Certificateholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price. The right of redemption may be suspended and payment postponed (a) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) for any period, as determined by the Securities and Exchange Commission, during which either (i) trading on the New York Stock Exchange is restricted or (ii) an emergency exists as a result of which disposal by the Trustee of the Bonds is not reasonably practicable or it is not reasonably practicable fairly to determine in accordance with the Agreement the value of the Bonds; or (c) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

Evaluation of the Fund

        Unit Value is computed by the Trustee as of the Evaluation Time stated under Summary of Essential Information (a) on the Record Days as set forth in Summary of Essential Information (or on the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of a Unit for redemption, and (c) on any other business day desired by the Trustee, in each case, by adding:

                (i) The cash on hand in the Fund (other than cash deposited in the Fund to purchase Bonds not applied to the purchase of Bonds or credited to the Principal
        Account);

               (ii) The aggregate value of each issue of the Bonds (including "when issued" contracts, if any) held in the Fund, as determined by the Evaluator on the basis of the bid prices therefor; and

              (iii) Accrued and unpaid interest on the Bonds as of the date of the computation;

        and deducting therefrom:

                (i) amounts representing any applicable taxes or governmental charges payable out of the Fund not previously deducted;

               (ii)  amounts representing estimated accrued
        expenses of the Fund, including but not limited to unpaid fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, and, if any, of bond counsel; and

              (iii)  cash held for distribution to
        Certificateholders of record as of a date prior to the evaluation being made on the days or dates set forth above;

and dividing the result of such computation by the number of Units outstanding as of the date thereof.


                         CERTIFICATEHOLDERS

Description of Certificate

        Ownership of Units is evidenced by registered
Certificates executed by the Trustee and the Sponsor.
Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer.

        Certificates will be issued in denominations of one Unit or any whole multiple thereof. The Trustee may require a Certificateholder to pay $2.00 per Certificate (or such other amount as may be determined by the Trustee and approved by the Sponsor) re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for services rendered in connection with the normal transfer or interchange of Certificates. Destroyed, stolen, mutilated or lost Certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred.

Distributions to Certificateholders

        The Trustee shall collect the interest on a Bond as it becomes payable and credit such interest to a separate
Interest Account. All monies, other than interest credited to the Interest Account received by the Trustee, are to be credited to a separate Principal Account. After deduction of the expenses of the Fund, including fees and expenses of the Trustee, the Evaluator and, if any, of bond counsel, each Certificateholder of record on the Record Days shown under Summary of Essential Information will receive distributions on or promptly after the next following Distribution Day shown under Summary of Essential Information of his pro rata share of the balances of the Interest Account and the Principal Account, both computed as of the Record Day. Because interest payments are not received by the Fund at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account as of the Record Date. For the purpose of eliminating fluctuations in the quarterly distributions from the Interest Account during the Fund's existence, the Trustee is required by the Agreement to advance such amounts as may be necessary to provide quarterly interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds in the Interest Account on or before the next ensuing Distribution Day. Certificateholders who purchase Units between a Record Day and a Distribution Day will receive their first distribution on the second Distribution Day after such purchase. No distribution need be made from the Principal Account if the balance therein is less than the amount stated under "Summary of Essential Information" in Part I.

        Funds that are available for future distributions, redemptions and payment of expenses are held in accounts that are non-interest bearing to Certificateholders and are available for use by United States Trust Company of New York pursuant to normal banking procedures.

Statements to Certificateholders

        With each distribution, the Trustee will furnish each Certificateholder a statement of the amount of interest and the amount of other receipts, if any, then being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable period of time after the end of each calendar year (normally within 20 to 60 days), the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder a statement setting forth:

              (a) As to the Interest Account: (i) the amount of interest received on the Bonds and the percentage of such amount by states and territories in which the issuers of the Bonds are located; (ii) the amount paid from the Interest Account representing accrued interest from any Certificates redeemed; (iii) the deductions from the Interest Account for applicable taxes, if any, fees and expenses of the Trustee, the Evaluator, and, if any, of bond counsel; (iv) the net amount remaining after such payments and deductions, expressed both as a total dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year;

              (b) as to the Principal Account: (i) the dates of the maturity, liquidation or redemption of any of the Bonds and the net proceeds received therefrom excluding any portion credited to the Interest Account; (ii) the amount paid from the Principal Account representing the principal of any Certificate redeemed; (iii) the deductions from the Principal Account for payment of applicable taxes, if any, fees and expenses of the Trustee, the Evaluator, and, if any, of bond counsel;
        (iv) the net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of the calendar year;

              (c) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year;

              (d)  the Unit Value based on the last Fund
        Evaluation made during such calendar year; and

              (e) the amounts actually distributed during such calendar year from the Interest and Principal Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Days for each such distribution.

        The Trustee shall also prepare and distribute such other reports as may from time to time be required under applicable state or Federal statutes, rules or regulations.

Other Rights of Certificateholders

        A Certificateholder may at any time tender his Certificate to the Trustee for redemption. The death or incapacity of any Certificateholder will not operate to terminate the Fund nor entitle his legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of the Fund.

        No Certificateholder shall have the right to control the operation and management of the Fund in any manner, except to vote with respect to amendment of the Agreement or termination of the Fund.


                      INVESTMENT SUPERVISION

        The Sponsor may not alter the portfolio of the Fund by the purchase, sale or substitution of the Bonds, except in the special circumstances set forth below. Thus, with the exception of the redemption or maturity of the Bonds in accordance with their terms, the assets of the Fund will remain unchanged under normal circumstances.

        The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events, including default in the payment of principal or interest, institution of certain legal proceedings, default under other documents that may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Bonds, or a decline in price or the occurrence of other market factors, including advance refunding, if, in the opinion of the Sponsor, the retention of such Bonds in the Fund would be detrimental to the interest of the Certificateholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the Certificateholders.

        The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of the Bonds to issue new obligations in exchange and substitution for any of the Bonds pursuant to a refunding financing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take such other action with respect thereto as the Sponsor may deem proper if (a) the issuer is in default with respect to the Bonds, or (b) in the written opinion of the Sponsor, there is a reasonable basis to believe that the issuer will default with respect to the Bonds in the foreseeable future. Any obligations received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited thereunder. Within five days after such deposit, notice of such exchange shall be given by the Trustee to each Certificateholder, including an identification of the Bonds eliminated and the Bonds substituted therefor.

        If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold within 30 days after the Sponsor is notified thereof by the Trustee, the Agreement requires the Trustee to sell the defaulted Bonds forthwith. The Trustee will not be liable for any depreciation or loss incurred by reason of such sale. The Trustee may sell Bonds designated by the Sponsor for the purpose of redeeming Certificates tendered for redemption and the payment of expenses.


                     ADMINISTRATION OF THE FUND

The Trustee

        The Trustee is United States Trust Company of New York, having its corporate trust office at 45 Wall Street, New York, New York 10005. The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve Bank System.

        In accordance with the Agreement, the Trustee will keep at its office proper books of record and account of all Fund transactions. Such records will include the name and address of, and the Certificates issued to, every Certificateholder. Such books and records shall be open to inspection by any Certificateholder at all reasonable times during the usual business hours. The Trustee will make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee will keep a certified copy or duplicate original of the Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Certificateholder, together with a current list of the Bonds held in the Fund.

        Under the Agreement, the Trustee or any successor may resign and be discharged of the trust created by the Agreement by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of the notice of resignation to all Certificateholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor is obligated to appoint a Successor Trustee promptly upon receiving notice of such resignation. If, upon such resignation, no Successor Trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting or is adjudged a bankrupt or is taken over by public authorities, the Sponsor may remove the Trustee and appoint a Successor Trustee as provided in the Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. Upon execution of a written acceptance of such appointment by such Successor Trustee, all of the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

        The Trustee shall be a corporation organized and doing business under the laws of the United States, the State of New York or the Commonwealth of Virginia and shall be authorized under such laws to exercise corporate trust powers. The Trustee shall have its principal office in New York City if it is a New York or United States corporation (or in the City of Richmond if it is a Virginia corporation) and shall have at all times an aggregate capital, surplus and undivided profit of not less than $50,000,000.

The Evaluator

        The Evaluator is Standard & Poor's Corporation, a corporation organized and existing under the laws of the State of New York with its principal offices at 25 Broadway, New York, New
York 10004.

        The Evaluator may resign or be removed by either the Sponsor or the Trustee. The Sponsor and the Trustee will use their best efforts to secure a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the Successor Evaluator. If, upon resignation of the Evaluator, no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment will be mailed by the Trustee to each Certificateholder.

Successor Sponsor

        If at any time the Sponsor resigns, fails to perform any of its duties under the Agreement or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, (b) terminate the Trust Agreement and liquidate the Fund as provided therein, or (c) continue to act as Trustee without terminating the Agreement and without appointing a successor Sponsor. In no event may the Trustee act as a Sponsor of the Fund.

Amendment and Termination of Agreement

        The Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Certificateholders:
(a) to cure any ambiguity or to correct or supplement any provision that may be defective or inconsistent; (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (c) to make any other change that, in the opinion of the Trustee and the Sponsor, will not adversely affect the interests of the Certificateholders. In all other circumstances, the Agreement may be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Certificates representing 66 2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Fund of any Certificateholder without the consent of such Certificateholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Certificateholders. In no event shall the Agreement be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Agreement, the acquisition of any Bonds in addition to or in substitution for those initially deposited in the Fund. The Trustee shall promptly notify Certificateholders of the substance of any such amendment.

        The Agreement provides that the Fund shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Fund. If the value of the Fund declines to less than the minimum value set forth under Summary of Essential Information in Part I, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Fund. The Fund may also be terminated at any time by the holders of Certificates representing at least 66 2/3% of the Units then outstanding. In no event will the Fund continue beyond January 1 of the Fund's fiftieth year. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Fund, and, after paying all expenses and charges incurred by the Fund, will distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts.

Limitations on Liability

        The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Agreement, but will be under no liability to the Certificateholders for taking any action or refraining from any action in good faith pursuant to the Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds.

        The Trustee: The Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Bonds, or Certificates except by reason of its own gross negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Bonds. In the event that the Sponsor fails to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon, or upon it as Trustee or upon or in respect of the Fund that the Trustee may be required to pay under any present o r future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, whose duties are ministerial, has not participated in the selection of any Bonds for the Fund.

        The Evaluator:  The Trustee, Sponsor and
Certificateholders may rely on any evaluation furnished by the Evaluator and will have no responsibility for the accuracy thereof. The Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Certificateholders for errors in judgment, but shall be liable only for its gross negligence, bad faith or willful misconduct.


                       EXPENSES OF THE FUND

        All expenses incurred in the establishment of the Fund, including the costs of the initial preparation, printing and execution of the Certificates and the Agreement, the initial fees and expenses of the Trustee fees of the Evaluator during the initial public offering and other expenses, including legal and audit fees and expenses, were paid by the Sponsor at no charge to the Fund.

        The Sponsor receives no fee from the Fund for its services as such.

        For services performed under the Agreement, the Trustee and the Evaluator receive the respective fees set forth under Summary of Essential Information. The fees of the Trustee and the Evaluator are payable quarterly on or before each Distribution Day by deductions from the Interest Account to the extent funds are available, then from the Principal Account.
Both fees may be increased without approval of Certificateholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent", published by the United States Department of Labor, or any equivalent index substituted therefor. The Trustee also receives benefits to the extent that it holds funds in the various non-interest bearing accounts created under the Agreement (see "Certificateholders-Distributions to Certificateholders" on page
8).

        In addition to the above, the following charges may be incurred by the Fund: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses) and of bond counsel; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Fund or the rights and interests of the Certificateholders; (e) indemnification of the Trustee for any loss, liabilities and expenses incurred by it in the administration of the Fund without negligence, bad faith or willful misconduct on its part; and (f) expenditures incurred in communicating with Certificateholders upon termination of the Fund. The fees and expenses set forth herein are payable out of the Fund and, if so paid by or owing to the Trustee, will be secured by a lien on the Fund.

        Fees and expenses of the Fund will be deducted from the Interest Account, or, to the extent funds are not available in such Account, from the Principal Account. The Trustee may withdraw from the Principal Account or the Interest Account such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges payable out of the Fund. Amounts so withdrawn shall be credited to a separate account known as the Reserve Account and shall not be considered a part of the Fund when determining the value of the Units until such time as the Trustee shall return all or any part of such amounts to the appropriate account. If the balances in the Principal and Interest Accounts are insufficient to provide for amounts payable by the Fund, the Trustee is permitted to sell Bonds to pay such amounts.


                           THE SPONSOR

        Craigie Incorporated, a corporation organized in 1929 under the laws of the Commonwealth of Virginia, is an investment banking firm that is a member of the Philadelphia and Pacific stock exchanges, the National Association of Securities Dealers, Inc., the Securities Industry Association, Inc. and the Public Securities Association. Craigie Incorporated has its principal office at 814 East Main Street, Richmond, Virginia 23219.

        The primary business of Craigie Incorporated is underwriting, trading and distributing municipal bonds.
The Sponsor also distributes United States Government securities,
Federal Agency obligations and corporate bonds, as well as common and preferred stocks.

        The Sponsor may have participated as sole underwriter, managing underwriter or member of an underwriting syndicate from which certain of the Bonds in the Fund were acquired.


                         LEGAL OPINIONS

        The legality of the Units originally offered and certain matters relating to Federal and Virginia tax law has been passed upon by Messrs. Hunton & Williams, Richmond, Virginia, as counsel for the Sponsor.


                            AUDITORS

        The financial statements of the Fund included in Part I of this Prospectus have been examined by Charles M. Terry & Company, independent certified public accountants, as indicated in their report with respect thereto, and have been so included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.


                    DESCRIPTION OF BOND RATINGS

        Standard & Poor's Corporation

        Standard & Poor's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service. Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants.

        AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

        AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

        A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

        BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        C - The rating C is reserved for income bonds on which no interest is being paid.

        D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        Plus ( + ) or Minus ( - ): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        Provisional Ratings: "P" following a rating indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

        Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service rating symbols and their meaning follows:

        Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large, or by an exceptional stable margin, and principal in secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. With the occasional exception of oversupply in a few specific instances, the safety of obligations of this class is so absolute that their market value is affected solely by money market fluctuations.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. These Aa bonds are high grade, their market value virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as higher medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by credit circumstances during a sustained period of depressed business conditions. During periods of normalcy, bonds of this quality frequently move in parallel with Aaa and Aa obligations, with the occasional exception of over-supply in a few specific instances.

        A 1 and Baa 1 - Bonds which are rated A 1 and Baa 1 offer the maximum in security within the A and Baa groups, respectively. They can be bought for possible appreciation.

        Baa - Bonds which are rated Baa are considered as lower medium grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is vulnerable to changes in economic circumstances as well as money market influences. Aside from occasional speculative factors and the aforementioned economic circumstances applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except instances of oversupply.

                   TAX EXEMPT VS. TAXABLE YIELDS

        For Virginia Residents Who Itemize Their Deductions


                                    1997
                                 Approximate
                                  Combined
Taxable Income (1,000's)          Federal &
  Single            Joint         Virginia
  Return            Return        Tax Rate
$ 17.00- 24.65    17.00- 41.20     19.89%
  24.65- 59.75    41.20- 99.60     32.14%
  59.75-124.65    99.60-151.75     34.97%
 124.65-271.05   151.75-271.05     39.68%
 Over 271.05     Over 271.05       43.07%



                  A Tax Exempt Rate of Return of
4.00%   4.50%    5.00%    5.50%     6.00%    6.50%   7.00%  7.50%
4.99%   5.62%    6.24%    6.87%     7.49%    8.11%   8.74%  9.36%
5.89%   6.63%    7.37%    8.10%     8.84%    9.58%  10.32% 11.05%
6.15%   6.92%    7.69%    8.46%     9.23%   10.00%  10.76% 11.53%
6.63%   7.46%    8.29%    9.12%     9.95%   10.78%  11.60% 12.43%
7.03%   7.90%    8.78%    9.66%    10.54%   11.42%  12.30% 13.17%

                           PROSPECTUS
                    THE TAX-EXEMPT BOND FUND
                           OF VIRGINIA

                           FIRST SERIES


                        TABLE OF CONTENTS
                                                Page

SUMMARY OF ESSENTIAL INFORMATION . . . . . . . . F-3
INFORMATION REGARDING THE FUND . . . . . . . . . F-5
ACCOUNTANTS' REPORT RELATING TO THE
FUND . . . . . . . . . . . . . . . . . . . . . . D-1
STATEMENT OF CONDITION OF THE FUND . . . . . . . D-2
SCHEDULE OF INVESTMENTS. . . . . . . . . . . . . D-3
THE FUND . . . . . . . . . . . . . . . . . . . .   1
  Objectives and Organization of the Fund. . . .   1
  Portfolio. . . . . . . . . . . . . . . . . . .   1
  Interest and Estimated Current Return. . . . .   2
  Tax Status of the Fund . . . . . . . . . . . .   3
PUBLIC OFFERING OF UNITS . . . . . . . . . . . .   5
CERTIFICATEHOLDERS . . . . . . . . . . . . . . .   9
INVESTMENT SUPERVISION . . . . . . . . . . . . .  11
ADMINISTRATION OF THE FUND . . . . . . . . . . .  12
EXPENSES OF THE FUND . . . . . . . . . . . . . .  15
THE SPONSOR. . . . . . . . . . . . . . . . . . .  16
LEGAL OPINIONS . . . . . . . . . . . . . . . . .  16
AUDITORS . . . . . . . . . . . . . . . . . . . .  17
DESCRIPTION OF BOND RATINGS. . . . . . . . . . .  17
TABLE OF TAXABLE AND TAX-EXEMPT
  RETURNS. . . . . . . . . . . . . . . . . . . . F-7



This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating hereto, filed with the Securities and Exchange Commission, Washington, D. C., under the
Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

No person is authorized to give any information or to make any representations not contained in this Prospectus;
and any information or representation not contained herein must not be relied upon as having been authorized by the Fund, the Trustee, the Evaluator, or the Sponsor. The
Fund is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Fund or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.


THE
TAX-EXEMPT
BOND FUND
OF
VIRGINIA


Sponsor:

CRAIGIE INCORPORATED
814 East Main Street
Richmond, Virginia 23219
(804) 649-3900


Trustee:

UNITED STATES TRUST COMPANY
OF NEW YORK
45 Wall Street
New York, New York 10005
(212) 425-4500


Evaluator:

STANDARD & POOR'S CORPORATION
25 Broadway
New York, New York 10004


PROSPECTUS